Michael P. DeSimone Vice President, Corporate Counsel Law Department The Prudential Insurance Company of America 213 Washington St, Newark, NJ 07102 Tel: 973-548-6611 michael.desimone@prudential.com

October 27, 2021

Alberto H. Zapata, Esq.
Senior Counsel
Disclosure Review and Accounting Office
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:
The Prudential Insurance Company of America (“Prudential”)
Prudential Variable Contract Account GI-2
Form N-6 Post-Effective Amendment No. 28 to Registration No. 333-01031 and Amendment No. 34 to Registration No. 811-07545

Mr. Zapata:

This registration statement, filed via Rule 485(a), is being submitted to comply with the recent adoption of Rule 498A. This registration relates to Group Variable Universal Life, a flexible premium group variable universal life insurance contract. Filed herewith is the Group Variable Universal Life base prospectus and Executive GVUL supplement, updated to comply with the disclosure requirements of new Form N-6. We have not included all revised case supplements under this registration statement with this filing. It is our opinion the revisions that will be required to conform all pieces of this registration statement to the Group Variable Universal Life base prospectus and Executive GVUL supplement will not be materially different. Therefore, we intend to file the full registration statement with all prospectus books and case supplements in a subsequent 485(b) filing once we have resolved any Staff comments received in connection with this submission.

We request Staff comments as soon as practicable, preferably prior to December 10, 2021, so we can prepare the remaining registration statement documents in a manner consistent with any feedback received. We do not intend to go effective off this registration and will seek to delay effectiveness until May 1, 2022.

This amendment does not include financial statements for the depositor or the registrant. We will provide current financial statements via subsequent amendment.

Please feel free to contact me if you have any questions regarding this filing. I can be reached at (973) 548-6611(office) or (914) 837-2665 (cell).

Respectfully yours,

/s/ Michael P. DeSimone	October 27, 2021

Michael P. DeSimone Vice President and Corporate Counsel The Prudential Insurance Company of America	Date

Via EDGAR